Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2023
Noncontrolling Interest [Abstract]
Schedule of balance of redeemable non-controlling interests

RMB
Balance as of January 1, 2022	30,500
Add: Capital contribution	10,000
Less: Comprehensive loss	(464)
Add: Accretion of redeemable non-controlling interests	714
Less: Deconsolidation of Suzhou Photon-Matrix	(40,750)
Balance as of December 31, 2022 and 2023	—